Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

10. Leases

The Group has operating leases for agency sales offices, administrative offices, entrusted houses and land use rights in China. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of “Right-of-use assets, Lease liabilities current portion, Lease liabilities non-current portion” on the consolidated balance sheets.

The components of lease cost for the years ended December 31, 2018, 2019 and 2020 were listed as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Operating lease cost	2,612,145	2,631,991	3,055,021
Short‑term lease cost	41,765	30,065	41,582
Total	2,653,910	2,662,056	3,096,603

Supplemental cash flows information related to leases was as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	2,511,699	2,705,440	2,928,198
Right‑of‑use assets obtained in exchange for lease liabilities:
Right‑of‑use assets obtained in exchange for new operating lease liabilities	2,699,783	4,443,056	5,631,276

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Operating leases
Administrative office leases	764,303	1,295,715
Store leases	4,371,957	4,597,948
Entrusted house leases	460,857	900,252
Land use rights	27,898	27,185
Total operating lease assets	5,625,015	6,821,100
Operating lease liabilities, current	2,222,745	2,625,979
Operating lease liabilities, non‑current	2,914,240	3,833,914
Total operating lease liabilities	5,136,985	6,459,893

10. Leases (Continued)

	For the Year Ended December 31,
	2018	2019	2020
Weighted‑average remaining lease term (in years)
Operating leases	2.19	2.91	3.15
Land use right	—	43.34	42.34
Weighted‑average discount rate
Operating leases	5.1%	5.3%	5.1%
Land use right	5.1%	5.3%	5.1%

Maturities of lease liabilities were as follows:

As of
December 31,
2020
(in thousands)
2021	2,818,683
2022	2,001,678
2023	1,144,279
2024	604,528
2025	266,159
Thereafter	142,154
Total undiscounted lease payments	6,977,481
Less: imputed interest	(517,588)
Total lease liabilities	6,459,893

The Group’s lease agreements generally do not contain an option for the Group to renew a lease for a term agreed by the Group. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Payments under the lease arrangements are primarily fixed.